Consolidated statement of cash flows € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Cash flows from operating activities
Cash generated from/(used in) operations	€ (95,704)	€ (2,921)	€ (29,926)
Interest paid	(9,224)	(5,996)	(4,508)
Proceeds from settlement of interest cap derivatives	1,071	0	0
Payment of interest cap derivative premiums	(4,068)	0	0
Income taxes received/(paid)	(424)	(296)	0
Net cash flows from/(used in) operating activities	(108,349)	(9,213)	(34,434)
Cash flows from investing activities
Acquisition of Mega-E, net of cash acquired	(9,720)	0	0
Acquisition of MOMA, net of cash acquired	(58,644)	0	0
Purchase of property, plant and equipment	(25,581)	(9,983)	(17,006)
Proceeds from sale of property, plant and equipment	45	1,207	1,353
Purchase of intangible assets	(1,572)	(6,793)	(2,787)
Proceeds from investment grants	512	1,702	3,181
Payment of purchase options derivative premiums	0	(1,500)	0
Net cash flows from/(used in) investing activities	(94,960)	(15,367)	(15,259)
Cash flows from financing activities
Proceeds from borrowings	159,210	44,315	38,339
Repayment of borrowings	(23,403)	0	0
Payment of principal portion of lease liabilities	(5,227)	(3,215)	(1,658)
Payment of transaction costs on new equity instruments	(925)	(134)	0
Payment of transaction costs on borrowings	(10,751)	0	0
Net cash flows from/(used in) financing activities	261,673	40,966	36,681
Net increase/(decrease) in cash and cash equivalents	58,364	16,386	(13,012)
Cash and cash equivalents at the beginning of the year	24,652	8,274	21,277
Effect of exchange rate changes on cash and cash equivalents	6	(8)	9
Cash and cash equivalents at the end of the year	83,022	24,652	8,274
Spartan Shareholders
Cash flows from financing activities
Proceeds from issuing equity instruments	10,079	0	0
PIPE Financing
Cash flows from financing activities
Proceeds from issuing equity instruments	€ 132,690	€ 0	€ 0